Consolidated Statements of Cash Flows - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (5,000)	$ (6,864,581)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities		4,795,400
Interest earned on marketable securities held in Trust Account		(21,238)
Transaction costs incurred in connection with IPO		520,319
Payment of formation costs through issuance of Class B ordinary shares	5,000
Changes in operating assets and liabilities:
Prepaid expenses		(208,056)
Accrued expenses		312,942
Net cash used in operating activities		(1,465,214)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(230,000,000)
Net cash used in investing activities		(230,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		226,000,000
Proceeds from sale of Private Placement Warrants		6,000,000
Advances from related party		870
Refund of over payment of promissory note		25,000
Proceeds from promissory note – related party		60,910
Payments made on promissory note – related party		(155,410)
Payment of offering costs		(374,749)
Net cash provided by financing activities		231,556,621
Net Change in Cash and cash equivalents		91,407
Cash and cash equivalents – Beginning
Cash and cash equivalents – Ending		91,407
RECONCILIATION OF CASH AND CASH EQUIVALENTS AND RESTRICTED CASH TO THE BALANCE SHEET
Payment of offering costs by the Sponsor in exchange for the issuance of Class B ordinary shares	20,000		20,000
Payment of offering costs through the issuance of promissory note	69,500
Initial classification of public warrant liability		8,970,000
Initial classification of private warrant liability		4,740,000
Initial classification of Class A ordinary shares subject to possible redemption		230,000,000
Accretion for Class A ordinary shares subject to redemption amount		21,585,168
Deferred underwriting fee payable		8,650,000
Blade Therapeutics, Inc.
Cash Flows from Operating Activities:
Net loss		(39,529,000)	(36,013,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		280,000	277,000
Non-cash interest expense		2,255,000	749,000
Stock-based compensation expense		1,396,000	905,000
Change in fair value of convertible notes held at fair value, tranche obligation and warrant liability		3,402,000	2,677,000
Change in fair value of Contingent Consideration		579,000	1,038,000
Change in fair value of Indemnification Holdback			(220,000)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		164,000	38,000
Accounts payable		(76,000)	2,377,000
Accrued expenses and other current liabilities		4,092,000	1,507,000
Deferred rent		113,000	(98,000)
Net cash used in operating activities		(27,324,000)	(26,763,000)
Cash Flows from Investing Activities:
Purchase of property and equipment		(34,000)	(120,000)
Net cash used in investing activities		(34,000)	(120,000)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes payable		20,000,000	20,716,000
Payment of costs to issue convertible notes payable		(224,000)	(310,000)
Proceeds from issuance of common stock upon exercise of stock options		499,000	101,000
Payment of deferred transaction costs		(467,000)
Principal repayments of Term Loan		(2,000,000)	(833,000)
Repurchase of unvested common stock			(5,000)
Payment of Indemnification Holdback			(43,000)
Net cash provided by financing activities		17,808,000	19,626,000
Effect of exchange rate changes on cash		363,000	(472,000)
Net Change in Cash and cash equivalents		(9,187,000)	(7,729,000)
Cash and cash equivalents – Beginning		11,735,000	19,464,000
Cash and cash equivalents – Ending	11,735,000	2,548,000	11,735,000
RECONCILIATION OF CASH AND CASH EQUIVALENTS AND RESTRICTED CASH TO THE BALANCE SHEET
Cash and cash equivalents	11,486,000	2,299,000	11,486,000
Restricted cash	249,000	249,000	249,000
Total cash and cash equivalents and restricted cash	11,735,000	2,548,000	11,735,000
Series C-1 preferred stock issued to settle Indemnification Holdback associated with acquisition of in-process research and development			3,063,000
Deferred transaction costs in accounts payable and accruals		1,051,000
Payment of offering costs through the issuance of promissory note		100,000
Convertible notes payable issuance costs in accounts payable and accruals		34,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest		$ 226,000	$ 286,000